Retirement Income Fund (Prospectus Summary): | Retirement Income Fund
Retirement Income Fund

Supplement, dated July 13, 2012

to Prospectus, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 35 of the Prospectus, the Average Annual Total Returns for the Retirement Income Fund and the comparative indices are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Retirement Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
Retirement Income Fund Class	Retirement Income Fund (commenced operations on November 5, 2007)	4.72%	4.50%	Nov. 05, 2007
S&P 500® Index	S&P 500® Index	2.11%	(2.03%)
Barclay’s Capital Aggregate Bond Index	Barclay’s Capital Aggregate Bond Index	7.84%	6.50%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)	0.08%	0.67%